Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities
Net income (loss)	[1]	$ 630,654		$ 737,385		$ 658,286
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	[1]	389,164		318,771		295,959
Impairments	[1]	230,584		180,051		17,822
Non-cash equity-based compensation expense	[1]	6,431		5,169		4,986
Deferred income taxes	[1]	139,048		(53,138)		51,192
Accretion and amortization of long-term obligations, net	[1]	5,943		4,932		(3,262)
Equity income, net – affiliates	[1],[2]	(195,469)		(115,141)		(101,692)
Distributions from equity investment earnings – affiliates	[1]	187,392		117,093		104,948
(Gain) loss on divestiture and other, net	[1],[3]	(1,312)		(132,388)		14,641
(Gain) loss on interest-rate swaps	[1]	7,972		0		0
Lower of cost or market inventory adjustments	[1]	752		145		168
Changes in assets and liabilities:
(Increase) decrease in accounts receivable, net	[1]	(60,502)		(16,244)		(48,491)
Increase (decrease) in accounts and imbalance payables and accrued liabilities, net	[1]	45,605		(937)		60,702
Change in other items, net	[1]	(38,087)		(2,983)		890
Net cash provided by operating activities	[1]	1,348,175		1,042,715		1,056,149
Cash flows from investing activities
Capital expenditures	[1]	(1,948,595)		(1,028,319)		(554,121)
Investments in equity affiliates	[1]	(133,629)	[4]	(2,884)		(58,726)
Distributions from equity investments in excess of cumulative earnings – affiliates	[1]	29,585	[5]	31,659	[5]	29,725
Proceeds from property insurance claims	[1]	0		22,977		17,465
Net cash used in investing activities	[1]	(2,210,813)		(1,133,324)		(1,229,874)
Cash flows from financing activities
Borrowings, net of debt issuance costs	[1],[6]	2,671,337		468,803		1,323,198
Repayments of debt	[1]	(1,040,000)		0		(900,000)
Increase (decrease) in outstanding checks	[1]	(3,206)		5,593		2,079
Distributions to WGP unitholders	[1],[7]	(502,457)		(441,967)		(374,082)
Net contributions from (distributions to) Anadarko	[1]	97,755		126,866		(42,224)
Above-market component of swap agreements with Anadarko	[1],[7]	51,618		58,551		45,820
Net cash provided by (used in) financing activities	[1]	875,192		(188,875)		433,103
Net increase (decrease) in cash and cash equivalents	[1]	12,554		(279,484)		259,378
Cash and cash equivalents at beginning of period	[1]	79,588		359,072		99,694
Cash and cash equivalents at end of period	[1]	92,142		79,588		359,072
Supplemental disclosures
Accretion expense and revisions to the Deferred purchase price obligation – Anadarko	[1],[8]	0		(4,094)		(147,234)
Net distributions to (contributions from) Anadarko of other assets	[1],[9]	(58,835)		(3,189)		451
Interest paid, net of capitalized interest	[1]	140,720		136,624		99,413
Taxes paid (reimbursements received)	[1]	2,408		1,194		838
Accrued capital expenditures	[1]	274,632		312,720		87,586
Fair value of properties and equipment from non-cash third party transactions	[1],[8]	0		551,453		0
Chipeta [Member]
Cash flows from financing activities
Distributions to Chipeta noncontrolling interest owner	[1]	(13,529)		(13,569)		(13,784)
Western Gas Partners, LP [Member]
Cash flows from financing activities
Proceeds from the issuance of WES common units, net of offering expenses	[1]	0		(183)		0
Distributions to noncontrolling interest owners of WES	[1]	(386,326)		(355,623)		(294,841)
Affiliates [Member]
Cash flows from investing activities
Contributions in aid of construction costs from affiliates	[1]	0		1,387		6,135
Acquisitions	[1]	(254)		(3,910)		(716,465)
Proceeds from the sale of assets	[1]	0		0		623
Cash flows from financing activities
Settlement of the Deferred purchase price obligation - Anadarko	[1],[8]	0		(37,346)		0
Distributions to WGP unitholders	[10]	(400,194)		(360,523)		(315,505)
Affiliates [Member] | Western Gas Partners, LP [Member]
Cash flows from financing activities
Distributions to WGP unitholders	[11]	(7,583)		(7,100)		(5,614)
Third Parties [Member]
Cash flows from investing activities
Acquisitions	[1]	(161,858)		(177,798)		0
Proceeds from the sale of assets	[1]	3,938		23,564		45,490
Series A Preferred Units [Member] | Western Gas Partners, LP [Member]
Cash flows from financing activities
Proceeds from the issuance of WES Series A Preferred units, net of offering expenses	[1]	$ 0		$ 0		$ 686,937

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Represents amounts earned or incurred on and subsequent to the date of the acquisition of WES assets, as well as amounts earned or incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES.
[3]	Includes losses related to an incident at the DBM complex for the year ended December 31, 2017. See Note 1.
[4]	Includes capitalized interest of $1.4 million related to the construction of the Cactus II pipeline.
[5]	Distributions in excess of cumulative earnings, classified as investing cash flows in the consolidated statements of cash flows, are calculated on an individual investment basis.
[6]	For the years ended December 31, 2018 and 2017, includes $321.8 million and $98.8 million of borrowings, respectively, under the APCWH Note Payable.
[7]	See Note 6.
[8]	See Note 3.
[9]	Includes $(1.4) million related to pipe and equipment purchases and $(1.8) million related to other assets for the year ended December 31, 2017. See Note 6.
[10]	Represents distributions paid under WGP’s partnership agreement (see Note 4 and Note 5).
[11]	Represents distributions paid to other subsidiaries of Anadarko under WES’s partnership agreement (see Note 4 and Note 5).